Operating Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Summary of Minimum Annual Lease Payments for Noncancelable Operating Leases
Minimum annual lease payments for noncancelable operating leases in effect at December 31, 2016 are as follows (in thousands):

2017	$26,439
2018	20,054
2019	15,843
2020	11,697
2021	9,696
Thereafter	28,799
$112,528